OTHER LONG TERMS LIABILITIES (Schedule of Minimum Lease Commitments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Premises [Member]
Lease Type [Line Items]
2017	$ 105
2018	95
2019	95
Total minimum lease commitments	295
Vehicles [Member]
Lease Type [Line Items]
2017	68
2018	36
2019	9
Total minimum lease commitments	$ 113